Earnings/ (Loss) per Common Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings/ (Loss) per Common Share [Abstract]
Schedule of Earnings per Common Share

	For the Three Months Ended June 30, 2018	For the Three Months Ended June 30 2017	For the Six Months Ended June 30, 2018	For the Six Months Ended June 30, 2017
Numerator:
Net loss	$(22,068)	$(64,417)	$(46,534)	$(58,802)
Less:
Dividend declared on restricted shares	(35)	—	(71)	—
Undistributed loss attributable to Series C participating preferred shares	1,117	3,127	2,321	2,855

Net loss attributable to common stockholders, basic	$(20,986)	$(61,290)	$(44,284)	$(55,947)

Plus:
Dividend declared on restricted shares	—	—	—	—
Net loss attributable to common stockholders, diluted	$(20,986)	$(61,290)	$(44,284)	$(55,947)

Denominator:
Denominator for basic net loss per share — weighted average shares	144,228,909	150,436,836	146,378,370	150,468,625
Series A preferred stock	—	—	—	—
Restricted shares	—	—	—	—
Denominator for diluted net loss per share — adjusted weighted average shares	144,228,909	150,436,836	146,378,370	150,468,625

Net loss per share, basic and diluted	$(0.15)	$(0.41)	$(0.30)	$(0.37)